Derivative instruments (Schedule of Derivative Instruments, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative instruments	$ 41,259	$ 11,833
Derivative fair value of non-current asset	54,735	35,069
Derivative fair value of non-current liability	3,192	7,506
Derivatives Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative instruments	(45)	0
Derivatives Not Designated as Hedging Instrument | Forward Contracts | Other Receivables
Derivatives, Fair Value [Line Items]
Derivative instruments	99	0
Derivatives Not Designated as Hedging Instrument | Forward Contracts | Accrued Payroll and Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments	(144)	0
Cash Flow Hedging | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments	41,304	11,833
Cash Flow Hedging | Derivatives Designated As Hedging Instruments | Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative fair value of non-current asset	54,735	35,069
Derivative fair value of current liability	10,687	15,522
Derivative fair value of non-current liability	3,192	7,506
Cash Flow Hedging | Derivatives Designated As Hedging Instruments | Forward Contracts | Other Receivables
Derivatives, Fair Value [Line Items]
Derivative instruments	628	309
Cash Flow Hedging | Derivatives Designated As Hedging Instruments | Forward Contracts | Accrued Payroll and Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments	(180)	(517)
Cash Flow Hedging | Derivatives Designated As Hedging Instruments | Cross-Currency Interest Rate Swaps | Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments	29,141	7,835
Cash Flow Hedging | Derivatives Designated As Hedging Instruments | Call Spread | Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments	16,867	15,114
Cash Flow Hedging | Derivatives Designated As Hedging Instruments | Coupon-only Swap | Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments	$ (5,152)	$ (10,908)